Summary of Non Vested Restricted Share Activity (Detail)	12 Months Ended
Dec. 31, 2018 ¥ / shares shares
Number of non-vested restricted shares
Beginning Balance | shares	291,589
Granted | shares	220,850
Vested | shares	(133,010)
Forfeited | shares	(8,816)
Ending Balance | shares	370,613
Weighted-average grant-date fair value
Beginning Balance | ¥ / shares	¥ 319.03
Granted | ¥ / shares	638.36
Vested | ¥ / shares	427.53
Forfeited | ¥ / shares	374.79
Ending Balance | ¥ / shares	¥ 483.29